CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Warrants	Contributed surplus	Non-controlling interests	Foreign exchange translation reserve	Accumulated deficit	Class A shares	Class B shares	Class A shares to be issued	Total
Balance at Dec. 31, 2023	$ 2,723,356	$ 30,225,741	$ (327,501)	$ 417,341	$ (157,908,160)	$ 151,622	$ 137,626,863		$ 12,909,262
Balance (in Shares) at Dec. 31, 2023	158,832					2	605,796
Shares issued						$ 79	$ 9,185,073		9,185,152
Shares issued (in Shares)						10	956,935
Shares for debt							$ 1,983,728		1,983,728
Shares for debt (in Shares)							292,477
Share-based payments		234,691							234,691
Warrants expired	$ (286,189)	286,189
Warrants expired (in Shares)	(20,769)
Warrants cancelled	$ (439,408)	439,408							(439,408)
Warrants cancelled (in Shares)	(7,692)
Exercise of options		(26,098)					$ 102,563		76,465
Exercise of options (in Shares)							1,446
RSU converted to shares		(31,009)					$ 31,009
RSU converted to shares (in Shares)							7,500
Comprehensive loss for the period			(616,790)	415,720	(8,842,461)				(9,043,531)
Balance at Sep. 30, 2024	$ 1,997,759	31,128,922	(944,291)	833,061	(166,750,621)	$ 151,701	$ 148,929,236		15,345,767
Balance (in Shares) at Sep. 30, 2024	130,371					12	1,864,154
Balance at Dec. 31, 2024	$ 1,997,759	31,072,543	(1,040,306)	50,795	(172,110,884)	$ 151,701	$ 150,318,624		10,440,232
Balance (in Shares) at Dec. 31, 2024	210,370					12	2,299,502
Shares issued - convertible debt							$ 8,192,245		8,192,245
Shares issued - convertible debt (in Shares)							984,792
Shares to be issued								$ 439	439
Shares to be issued (in Shares)								12
Shares for debt							$ 490,971		490,971
Shares for debt (in Shares)							47,785
Warrants issued (in Shares)	346,806
Share-based payments		2,137,050							2,137,050
Exercise of RSUs		(515,625)					$ 515,625
Exercise of RSUs (in Shares)							92,690
Warrants expired	$ (968,979)	968,979
Warrants expired (in Shares)	(77,191)
Exercise of warrants							$ 9,126,182		9,126,182
Exercise of warrants (in Shares)	(426,806)						354,730
Exercise of options		(84,358)					$ 232,444		148,086
Exercise of options (in Shares)							37,192
Comprehensive loss for the period			(104,989)	225,351	(23,148,819)				(23,028,457)
Balance at Sep. 30, 2025	$ 1,028,780	$ 33,578,589	$ (1,145,295)	$ 276,146	$ (195,259,703)	$ 151,701	$ 168,876,091	$ 439	$ 7,506,748
Balance (in Shares) at Sep. 30, 2025	53,179					12	3,816,691	12